Consolidated Statements of Comprehensive Income (Loss) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Statement Of Comprehensive Income [Abstract]
Net Earnings (Loss)	CAD 3,366	CAD (545)	[1]	CAD 618	[1]
Items That Will Not be Reclassified to Profit or Loss:
Actuarial Gain (Loss) Relating to Pension and Other Post-Retirement Benefits	9	(3)		20
Items That May be Reclassified to Profit or Loss:
Available for Sale Financial Assets – Change in Fair Value	(1)	(2)		6
Available for Sale Financial Assets – Reclassified to Profit or Loss		1
Foreign Currency Translation Adjustment	(275)	(106)		587
Total Other Comprehensive Income (Loss), Net of Tax	(267)	(110)		613
Comprehensive Income (Loss)	CAD 3,099	CAD (655)		CAD 1,231

[1]	The comparative periods have been restated to reflect discontinued operations as discussed in Notes 1 and 11.